Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.97%	4.64%	5.17%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.84%	0.69%	2.16%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.71%	3.33%	3.71%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.64%	5.14%	5.06%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	12.47%	6.21%	6.12%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	11.80%	5.56%	5.48%
Class FI
Prospectus [Line Items]
Average Annual Return, Percent	12.12%	5.86%	5.79%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	12.58%	6.30%	6.22%